Fixed Assets (Tables)	5 Months Ended	6 Months Ended
	Dec. 31, 2016	Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
At December 31, 2016, fixed assets, net consisted of the following:

Office equipment and computers	$8,048
Website development costs	540,146
548,194
Accumulated depreciation and amortization	(390)
Fixed assets, net	$547,804

At June 30, 2017 and December 31, 2016, fixed assets, net consisted of the following:

	June 30, 2017	December 31, 2016
Office equipment and computers	$22,241	$8,048
Furniture and Equipment	20,621	0
Website development costs	1,898,951	540,146
	1,941,813	548,194
Accumulated depreciation and amortization	(56,726)	(390)
Fixed assets, net	$1,885,087	$547,804